Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 23, 2017

Arrowpoint Asset Management, LLC (Arrowpoint Partners)—one of the advisors to Vanguard Explorer Fund—recently changed its name to ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

All references to Arrowpoint Asset Management, LLC (Arrowpoint Partners) in the prospectus and summary prospectus are hereby replaced with ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 24A 032017

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 23, 2017

Arrowpoint Asset Management, LLC (Arrowpoint Partners)—one of the advisors to Vanguard Explorer Fund—recently changed its name to ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

All references to Arrowpoint Asset Management, LLC (Arrowpoint Partners) in the Statement of Additional Information are hereby replaced with ArrowMark Colorado Holdings, LLC (ArrowMark Partners).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 24B 032017